Share Capital - Summary of Share Capital (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Share capital	£ 4,489	£ 4,165	£ 3,919
Number of shares in issue	89,784,720	83,306,259	78,370,265	71,069,933